SCHEDULE OF FAIR VALUE OF THE PUBLIC WARRANTS AND PRIVATE PLACEMENT WARRANTS (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Class of Warrant or Right [Line Items]
Stock price on valuation date	$ 10.00
Public Warrants And Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Risk-free interest rate	3.60%
Expected term (years)	2 years 6 months 7 days
Expected volatility	7.90%
Stock price on valuation date	$ 10.21
Exercise price	$ 11.50
Expected dividend
Market pricing adjustment	15.00%